Condensed Financial Information of the Company - Schedule of Company’s Reserves (Details) - Parent [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Schedule of Company’s Reserves [Line Items]
Balance	¥ 4,842,817		¥ 4,207,844	¥ 3,591,558
Loss for the year	74,713	$ 10,684	(13,643)	(14,262)
Other comprehensive income for the year:
Exchange differences on translation of the Company	(149,557)	$ (21,386)	67,715	84,629
Total comprehensive income for the year	¥ (74,844)		¥ 54,072	¥ 70,367
Issue of ordinary shares (in Shares) | shares	2,279,855	2,279,855	533,923	470,066
Employees share-based compensation scheme
Pre-IPO share option expenses			¥ 3,750
Post-IPO share option expenses	¥ 2,420
RSU expenses	18,454		20,924	¥ 27,753
Exercise of Pre-IPO share options	4		6	7
Vesting of RSUs	(638)		(14,671)	(11,123)
Equity-settled bonus	58,868		40,719	55,466
Balance	7,126,936	$ 1,019,138	4,842,817	4,207,844
Balance (in Dollars)	7,126,936		4,842,817	4,207,844
Capital and reserves [Member]
Schedule of Company’s Reserves [Line Items]
Balance	5,652,916		5,072,015	4,526,096
Loss for the year
Other comprehensive income for the year:
Exchange differences on translation of the Company
Total comprehensive income for the year
Issue of ordinary shares (in Shares) | shares	2,279,855	2,279,855	533,923	470,066
Employees share-based compensation scheme
Pre-IPO share option expenses			¥ 3,750
Post-IPO share option expenses	¥ 2,420
RSU expenses	18,454		20,924	¥ 27,753
Exercise of Pre-IPO share options	4		6	7
Vesting of RSUs	(638)		(14,671)	(11,123)
Equity-settled bonus	58,868		40,719	55,466
Balance	8,011,879	$ 1,145,683	5,652,916	5,072,015
Balance (in Dollars)	8,011,879		5,652,916	5,072,015
Exchange fluctuation reserve [Member]
Schedule of Company’s Reserves [Line Items]
Balance	108,598		40,883	(43,746)
Loss for the year
Other comprehensive income for the year:
Exchange differences on translation of the Company	(149,557)		67,715	84,629
Total comprehensive income for the year	¥ (149,557)		¥ 67,715	¥ 84,629
Issue of ordinary shares (in Shares) | shares
Employees share-based compensation scheme
Pre-IPO share option expenses
Post-IPO share option expenses
RSU expenses
Exercise of Pre-IPO share options
Vesting of RSUs
Equity-settled bonus
Balance	(40,959)	$ (5,857)	108,598	40,883
Balance (in Dollars)	(40,959)		108,598	40,883
Accumulated losses [Member]
Schedule of Company’s Reserves [Line Items]
Balance	(918,697)		(905,054)	(890,792)
Loss for the year	74,713		(13,643)	(14,262)
Other comprehensive income for the year:
Exchange differences on translation of the Company
Total comprehensive income for the year	¥ 74,713		¥ (13,643)	¥ (14,262)
Issue of ordinary shares (in Shares) | shares
Employees share-based compensation scheme
Pre-IPO share option expenses
Post-IPO share option expenses
RSU expenses
Exercise of Pre-IPO share options
Vesting of RSUs
Equity-settled bonus
Balance	(843,984)	$ (120,688)	(918,697)	(905,054)
Balance (in Dollars)	¥ (843,984)		¥ (918,697)	¥ (905,054)